Goodwill (Tables)	12 Months Ended
Jun. 30, 2021
Goodwill
Summary of goodwill

Cost:	RMB’000
At July 1, 2019 and June 30, 2020	—
Acquisition through business combination (Note 33)	19,640
At June 30, 2021	19,640
Impairment:
At July 1, 2019, June 30, 2020 and June 30, 2021	—
Carrying amount:
At June 30, 2020	—
At June 30, 2021	19,640

Summary of impairment tests for cash-generating unit (CGU) containing goodwill

	As at June 30,
	2020	2021
	RMB’000	RMB’000
MINISO SG Pte. Ltd.	—	19,640
Total	—	19,640

Schedule of key assumptions used in the estimation of value in use

As at June 30,
2021
Discount rate	11.9%
Terminal value growth rate	1.4%
Revenue growth rate (average of next five years)	21.8%